Segmented information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 32,848	$ 12,474	$ 92,037	$ 34,109
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 32,848	$ 12,474	$ 92,037	$ 34,109